PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Property and Equipment, Net
	March 31,	March 31,
	2026	2025
Electric equipment	$66,708	$58,055
Machinery and equipment	1,349,380	1,154,638
Office furniture	62,900	59,831
Motor vehicles	394,094	269,668
Leasehold improvement	281,651	267,911
Subtotal	2,154,733	1,810,103
Less: accumulated depreciation	(1,754,830)	(1,424,688)
Property and equipment, net	$399,903	$385,415

Schedule of Equipment on Operating Lease
	March 31,	March 31,
	2026	2025
Equipment on operating lease	$1,349,380	$1,154,638
Less: accumulated depreciation	(1,102,679)	(888,849)
Equipment on operating lease, net	$246,701	$265,789